Concentrations and credit risk (Tables)	12 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Net sales to customers

	Year Ended March 31,
	2020		2021		2022
	$ in thousands	%	$ in thousands	%	$ in thousands	%

Customer A	3,573	27	3,633	23	4,511	30
Customer C	1,239	9	1,386	9	1,703	12

	4,812	36	5,019	32	6,214	42

The following customers had balances of at least 10% of the total trade receivables at the respective balance sheet dates set forth below:

	March 31,
	2021		2022
	$ in thousands	%	$ in thousands	%

Customer C	343	27	300	20
Customer A	298	23	379	25
Customer F	197	15	109	7
Customer B	160	12	303	20
Customer G	34	3	240	16

		80		88